Investment Strategy - First Trust Active Factor International ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges. Such equity securities may include common stock and depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Canadian Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”)). ADRs and CDRs are receipts that represent interests in foreign securities held on deposit by U.S. and Canadian banks or trust companies, respectively. EDRs and GDRs have the same qualities as ADRs, although they may be traded in several international trading markets. The Fund expects to invest in several (but no less than five) international developed market countries at any given time. The Fund may invest in securities denominated in currencies other than the U.S. Dollar. The Fund defines international developed market companies as those headquartered, domiciled, listed, or deriving significant revenues from economically mature countries. International developed market countries are those currently recognized as such by MSCI outside of the United States. MSCI is a financial services company that creates and maintains global stock market indexes and portfolio analytics.The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. These factors are briefly defined below.●Value is a measure of a security’s price relative to the fundamental value of that security.●Momentum is a measure of the price performance of a security versus a market average, another security or universe of securities.●Quality is a measure of the strength of a security’s fundamentals.●Volatility is a measure of the magnitude of a security’s price fluctuations over time.The Fund’s active strategy gives it the flexibility to alter the investing factors used in the construction of the Fund’s portfolio in response to changes in market conditions, newly available research regarding the factors above, or other considerations. The Fund’s active risk management allows the investment advisor to maintain exposure to desired factors while controlling exposure to industries/sectors, countries/regions, single stock risk and other risks.As of September 4, 2026, the Fund is expected to have significant investments in financial companies, Japanese issuers, European issuers and Asian issuers, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines international developed market companies as those headquartered, domiciled, listed, or deriving significant revenues from economically mature countries.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. These factors are briefly defined below.●Value is a measure of a security’s price relative to the fundamental value of that security.●Momentum is a measure of the price performance of a security versus a market average, another security or universe of securities.●Quality is a measure of the strength of a security’s fundamentals.●Volatility is a measure of the magnitude of a security’s price fluctuations over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in the equity securities of international developed market companies listed and traded on U.S. and non-U.S. exchanges.
Strategy Portfolio Concentration [Text]	As of September 4, 2026, the Fund is expected to have significant investments in financial companies, Japanese issuers, European issuers and Asian issuers, although this may change from time to time.